STOCK BASED COMPENSATION (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 05, 2017	Oct. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Stock-based compensation expense			$ 73,377	$ 629,286	$ 877,751	$ 1,293,932
Grant of stock options		1,640,000
Exercisable percentage		33.00%
One Key Consultant [Member]
Exercise price - stock options		$ 0.67
Granted - warrants		250,000
Warrant term		2 years
Exercise price of warrants		$ 1.00
Warrants [Member]
Exercise of warrants for cash					$ 270,000
Exercise of warrants for cash, shares					270,000
Exercised price of warrants					$ 1.00
Intrinsic value of warrants			$ 0
Weighted average contractual term - warrants			3 years 2 months 12 days		3 years 8 months 12 days
Granted - warrants					250,000	20,002,560
Warrant term	5 years
Exercise price of warrants	$ 1.00
Restricted Stock [Member]
Stock-based compensation expense			$ 0		$ 145,301	$ 818,231
Stock Option [Member]
Intrinsic value of outstanding options			0		0
Stock-based compensation expense			73,377		790,643	1,293,932
Unrecognized compensation cost			$ 212,631		$ 286,008
Unrecognized compensation cost recognize period			8 months 16 days
Weighted average remaining term - options			3 years 9 months 7 days		4 years 7 days
Stock Option [Member] | One Key Consultant [Member]
Grant of stock options		80,000
Exercisable percentage		25.00%
Stock Option [Member] | One Key Consultant [Member] | Milestone 1 [Member]
Forfeitures (shares)					20,000
Options vested					60,000
Stock Option [Member] | One Key Consultant [Member] | Each of October 16, 2018
Exercisable percentage		33.00%
Stock Option [Member] | One Key Consultant [Member] | Each of October 16, 2019
Exercisable percentage		33.00%
Stock Compensation [Member] | Warrants [Member]
Stock-based compensation expense			$ 0		$ 87,108	$ 0